Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 7,211	$ 10,803	$ 11,243
Contract assets	122	497	176
Provision for credit notes to be issued	(101)	(164)	(225)
Provisions on trade receivables	(2,301)	(2,524)	(2,524)
Net trade receivables	$ 4,931	$ 8,612	$ 8,670